Employee Benefits - Weighted Average Assumptions Used to Determine Postretirement Benefit Expense and Obligation (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Liability [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.30%	4.30%
Current medical cost trend rate	7.25%	7.50%
Ultimate medical cost trend rate	4.75%	4.75%
Expense [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.30%	3.70%
Current medical cost trend rate	7.50%	7.75%
Ultimate medical cost trend rate	4.75%	4.75%